Revenues - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Contract with customers liability revenue recognized that was included as opening balance						$ 7,809	$ 7,441
Revenue remaining performance obligation amount	$ 34,044	$ 30,110		$ 30,110		34,044
Deferred commission expenses	1,319	1,494		1,494		1,319	64
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Deferred commission expenses	794	1,061		1,061		794
Other Noncurrent Assets [Member]
Disaggregation of Revenue [Line Items]
Deferred commission expenses	$ 525	433		433		$ 525
One Customer [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					$ 2,174
Two Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax				$ 4,283
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage					10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				22.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax							$ 11,187
Concentration risk percentage							48.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Six Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax						$ 13,381
Concentration risk percentage						46.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage							10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage							30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	85.00%			60.00%		85.00%
Software And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax						$ 14,758	$ 15,914
Subscription Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax		3,792	$ 2,180	$ 10,993	$ 6,475	$ 9,943	$ 3,884
Product Subscription And Support Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax		$ 6,092	$ 4,432	$ 17,992	$ 13,231